Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, gross	$ 26.5	$ 31.4
Accrued environmental loss contingencies, current	9.5	14.4
Accrued environmental loss contingencies, noncurrent	$ 17.0	$ 17.0
Steel manufacturers, number of manufacturers	8
Additional complaints being filed in July and December of 2010	2
Complaints that are dismissed	2